united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number:	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH     45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2024

Item 1. Reports to Stockholders.

(a)

Crawford Large Cap Dividend Fund

Class C (CDGCX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Crawford Large Cap Dividend Fund (the "Fund") for the period of January 1, 2024 through August 31, 2024.  You can find additional information about the Fund at https://www.crawfordinvestment.com/mutual-funds. You can also request this information by contacting us at (800) 431-1716. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	1.96%

How did the Fund perform during the reporting period?

In the first half of the year, common stock investors generally enjoyed further gains, although extreme market concentration continued to cloud the picture and created wide dispersion among various indices and investment styles. More aggressive, lower-quality styles and growth-oriented mega-capitalization stocks were strong performers. On the other hand, value, dividends, and quality all lagged.

Financials, Energy, and Industrials were three of the strongest-performing sectors within the Russell 1000® Value Index in the year’s first half. The Fund’s holdings could not keep pace with the strength of the benchmark sectors as a few of the Industrials and Financials holdings experienced what we expect will be a temporary, short-term dislocation in their business. Additionally, the lack of exposure to Energy was a detractor from relative performance. Despite these headwinds, the Fund’s high-quality Health Care and Technology holdings supported performance and outperformed the sectors within the benchmark by a substantial margin.

The Fund continues to maintain a high-quality orientation, and we believe the portfolio is well-positioned to obtain attractive, long-term, risk-adjusted returns. Expectation is that the stock market will more fully recognize the favorable financial characteristics and consistency of the Fund’s holdings, benefiting the Fund’s investors. We have high conviction in the ability of the companies owned in the various strategies to prosper through an uncertain market and economic environment. While we do not know what will happen in the markets and economy, we believe that shareholder-friendly businesses with financial strength will persevere.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Crawford Large Cap Dividend Fund - Class C
Russell 3000® Total Return Index
Russell 1000® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$31,475
$22,057
$19,039
06/30/14
06/30/15
06/30/16
06/30/17
06/30/18
06/30/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24

	Crawford Large Cap Dividend Fund - Class C	Russell 3000® Total Return Index	Russell 1000® Value Index
06/30/14	$10,000	$10,000	$10,000
06/30/15	$9,607	$10,729	$10,413
06/30/16	$10,018	$10,959	$10,711
06/30/17	$11,077	$12,987	$12,375
06/30/18	$11,977	$14,907	$13,213
06/30/19	$13,476	$16,246	$14,331
06/30/20	$13,200	$17,306	$13,064
06/30/21	$17,601	$24,950	$18,771
06/30/22	$16,144	$21,490	$17,491
06/30/23	$17,624	$25,563	$19,510
06/30/24	$19,039	$31,475	$22,057

Average Annual Total Returns

	1 Year	5 Years	Since Inception (1/27/2004)
Crawford Large Cap Dividend Fund - Class C
Without Load	8.03%	7.16%	6.65%
With Load	8.03%	7.16%	6.65%
Russell 3000® Total Return Index	23.13%	14.14%	12.15%
Russell 1000® Value Index	13.06%	9.01%	8.23%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$58,996,312
Number of Portfolio Holdings	41
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$145,990
Portfolio Turnover	9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
20.4%
Health Care
19.0%
Financials
17.5%
Industrials
14.0%
Consumer Staples
10.1%
Consumer Discretionary
6.2%
Communications
4.5%
Money Market Funds
4.0%
Utilities
2.9%
Real Estate
1.4%

Value	Value
Real Estate	1.4%
Utilities	2.9%
Money Market Funds	4.0%
Communications	4.5%
Consumer Discretionary	6.2%
Consumer Staples	10.1%
Industrials	14.0%
Financials	17.5%
Health Care	19.0%
Technology	20.4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Crawford Large Cap Dividend Fund - Class C (CDGCX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.crawfordinvestment.com/mutual-funds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-CDGCX

Crawford Large Cap Dividend Fund

Class I (CDGIX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Crawford Large Cap Dividend Fund (the "Fund") for the period of January 1, 2024 through August 31, 2024.  You can find additional information about the Fund at https://www.crawfordinvestment.com/mutual-funds. You can also request this information by contacting us at (800) 431-1716. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.96%

How did the Fund perform during the reporting period?

In the first half of the year, common stock investors generally enjoyed further gains, although extreme market concentration continued to cloud the picture and created wide dispersion among various indices and investment styles. More aggressive, lower-quality styles and growth-oriented mega-capitalization stocks were strong performers. On the other hand, value, dividends, and quality all lagged.

Financials, Energy, and Industrials were three of the strongest-performing sectors within the Russell 1000® Value Index in the year’s first half. The Fund’s holdings could not keep pace with the strength of the benchmark sectors as a few of the Industrials and Financials holdings experienced what we expect will be a temporary, short-term dislocation in their business. Additionally, the lack of exposure to Energy was a detractor from relative performance. Despite these headwinds, the Fund’s high-quality Health Care and Technology holdings supported performance and outperformed the sectors within the benchmark by a substantial margin.

The Fund continues to maintain a high-quality orientation, and we believe the portfolio is well-positioned to obtain attractive, long-term, risk-adjusted returns. Expectation is that the stock market will more fully recognize the favorable financial characteristics and consistency of the Fund’s holdings, benefiting the Fund’s investors. We have high conviction in the ability of the companies owned in the various strategies to prosper through an uncertain market and economic environment. While we do not know what will happen in the markets and economy, we believe that shareholder-friendly businesses with financial strength will persevere.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Crawford Large Cap Dividend Fund - Class I
Russell 3000® Total Return Index
Russell 1000® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$31,475
$22,057
$21,042
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Crawford Large Cap Dividend Fund - Class I	Russell 3000® Total Return Index	Russell 1000® Value Index
Jun-2014	$10,000	$10,000	$10,000
Jun-2015	$9,696	$10,729	$10,413
Jun-2016	$10,219	$10,959	$10,711
Jun-2017	$11,404	$12,987	$12,375
Jun-2018	$12,449	$14,907	$13,213
Jun-2019	$14,151	$16,246	$14,331
Jun-2020	$14,007	$17,306	$13,064
Jun-2021	$18,865	$24,950	$18,771
Jun-2022	$17,477	$21,490	$17,491
Jun-2023	$19,275	$25,563	$19,510
Jun-2024	$21,042	$31,475	$22,057

Average Annual Total Returns

	1 Year	5 Years	Since Inception (January 5, 2004)
Crawford Large Cap Dividend Fund - Class I	9.16%	8.26%	7.72%
Russell 3000® Total Return Index	23.13%	14.14%	12.15%
Russell 1000® Value Index	13.06%	9.01%	8.23%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$58,996,312
Number of Portfolio Holdings	41
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$145,990
Portfolio Turnover	9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Real Estate	1.4%
Utilities	2.9%
Money Market Funds	4.0%
Communications	4.5%
Consumer Discretionary	6.2%
Consumer Staples	10.1%
Industrials	14.0%
Financials	17.5%
Health Care	19.0%
Technology	20.4%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Crawford Large Cap Dividend Fund - Class I (CDGIX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.crawfordinvestment.com/mutual-funds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-CDGIX

Crawford Multi-Asset Income Fund

 (CMALX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Crawford Multi-Asset Income Fund (the "Fund") for the period of January 1, 2024 through August 31, 2024.  You can find additional information about the Fund at https://www.crawfordinvestment.com/mutual-funds. You can also request this information by contacting us at (800) 431-1716. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
	$49	0.99%

How did the Fund perform during the reporting period?

In the first half of the year, common stock investors generally enjoyed further gains, although extreme market concentration continued to cloud the picture and created wide dispersion among various indices and investment styles. More aggressive, lower-quality styles and growth-oriented mega-capitalization stocks were strong performers. On the other hand, value, dividends, and quality all lagged. Bond investors have recently enjoyed a decline in yields from their April peak, but year-to-date performance remains challenged by higher yields resulting from first quarter inflation data and the Fed’s resolve to fight it.

The Fund's portfolio management process focuses on generating a high level of current income. Allocations to various asset categories such as high-dividend equities, preferred stocks, corporate bonds, real estate investment trusts, and energy infrastructure companies will vary over time as changes occur in individual security pricing and based on the overall income opportunity set.

We believe that the income-producing ability of the Fund is intact and will continue to serve shareholders well going forward. We move into the second half of the year with confidence in the Fund’s ability to continue to provide steady income regardless of prevailing market conditions.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Crawford Multi-Asset Income Fund
Russell 3000® Total Return Index
NASDAQ US Multi-Asset Diversified Income Total Return Index
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$23,493
$13,464
$12,954
Sep-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Crawford Multi-Asset Income Fund	Russell 3000® Total Return Index	NASDAQ US Multi-Asset Diversified Income Total Return Index
Sep-2017	$10,000	$10,000	$10,000
Jun-2018	$10,180	$11,126	$10,131
Jun-2019	$10,805	$12,126	$10,935
Jun-2020	$9,371	$12,917	$8,649
Jun-2021	$12,034	$18,622	$11,376
Jun-2022	$11,955	$16,040	$10,824
Jun-2023	$12,276	$19,080	$11,164
Jun-2024	$13,464	$23,493	$12,954

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 12, 2017)
Crawford Multi-Asset Income Fund	9.68%	4.50%	4.47%
Russell 3000® Total Return Index	23.13%	14.14%	13.39%
NASDAQ US Multi-Asset Diversified Income Total Return Index	16.03%	3.45%	3.88%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$121,518,314
Number of Portfolio Holdings	48
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$443,832
Portfolio Turnover	10%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 24.0%
Real Estate 19.9%
Energy 16.3%
Utilities 15.3%
Technology 6.0%
Health Care 4.9%
Consumer Staples 4.5%
Money Market Funds 3.3%
Communications 3.3%
Industrials 2.2%
Other Assets in Excess of Liabilities 0.3%

Value	Value
Other Assets in Excess of Liabilities	0.3%
Industrials	2.2%
Communications	3.3%
Money Market Funds	3.3%
Consumer Staples	4.5%
Health Care	4.9%
Technology	6.0%
Utilities	15.3%
Energy	16.3%
Real Estate	19.9%
Financials	24.0%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.crawfordinvestment.com/mutual-funds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-CMALX

Crawford Small Cap Dividend Fund

Class I (CDOFX)

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Crawford Small Cap Dividend Fund (the "Fund") for the period of January 1, 2024 through August 31, 2024.  You can find additional information about the Fund at https://www.crawfordinvestment.com/mutual-funds. You can also request this information by contacting us at (800) 431-1716. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.99%

How did the Fund perform during the reporting period?

In the first half of the year, common stock investors generally enjoyed further gains, although extreme market concentration continued to cloud the picture and created wide dispersion among various indices and investment styles. More aggressive, lower-quality styles and growth-oriented mega-capitalization stocks were strong performers. On the other hand, value, dividends, smaller capitalization stocks, and quality all lagged.

Non-dividend payers outperformed dividend payers in the Russell 2000® Total Return Index (the "Index") by roughly 2% for the first half of the fiscal year, but the holdings within the Fund held up well and enabled the Fund to outperform the Index. In the first quarter of the fiscal year, two decades-old stocks within the Index, Super Micro Computer (SMCI) and MicroStrategy (MSTR), gained much investor attention and contributed substantially to the Index’s quarterly return. Neither of these companies have been considered in the Fund's investable universe as they do not pay a dividend or meet the Fund's quality screening parameters. The Fund’s ability to outperform despite these headwinds reflects the strength of the underlying holdings.

We continue to believe the Fund is positioned to benefit from an information advantage in smaller-cap stocks and a behavioral bias among investors against more consistent, predictable, dividend-paying small cap companies. Quality is a durable and persistent factor in small cap investing that favorably influences both risk and return. While we do not know what will happen in the markets and economy, we believe that shareholder-friendly businesses with financial strength will persevere.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Crawford Small Cap Dividend Fund - Class I
Russell 3000® Total Return Index
Russell 2000® Total Return Index
Russell 2000® Value Index
$40,000
$30,000
$20,000
$10,000
$0
$31,475
$20,788
$19,677
$18,294
Jun-2014
Jun-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024

	Crawford Small Cap Dividend Fund - Class I	Russell 3000® Total Return Index	Russell 2000® Total Return Index	Russell 2000® Value Index
Jun-2014	$10,000	$10,000	$10,000	$10,000
Jun-2015	$10,810	$10,729	$10,649	$10,078
Jun-2016	$10,925	$10,959	$9,932	$9,817
Jun-2017	$13,324	$12,987	$12,375	$12,258
Jun-2018	$15,318	$14,907	$14,549	$13,863
Jun-2019	$15,500	$16,246	$14,067	$12,999
Jun-2020	$13,549	$17,306	$13,135	$10,727
Jun-2021	$19,707	$24,950	$21,283	$18,588
Jun-2022	$17,709	$21,490	$15,920	$15,562
Jun-2023	$19,266	$25,563	$17,879	$16,497
Jun-2024	$20,788	$31,475	$19,677	$18,294

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 26, 2012)
Crawford Small Cap Dividend Fund - Class I	7.90%	6.05%	7.59%
Russell 3000® Total Return Index	23.13%	14.14%	12.15%
Russell 2000® Total Return Index	10.06%	6.94%	7.00%
Russell 2000® Value Index	10.90%	7.07%	6.23%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$289,264,734
Number of Portfolio Holdings	67
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$1,188,272
Portfolio Turnover	10%

What did the Fund invest in?

Sector Weighting (% of net assets)

Industrials 28.6%
Financials 20.3%
Technology 10.0%
Consumer Discretionary 9.9%
Health Care 9.6%
Real Estate 6.6%
Consumer Staples 6.4%
Materials 2.9%
Energy 2.3%
Money Market Funds 2.0%
Utilities 1.4%

Value	Value
Utilities	1.4%
Money Market Funds	2.0%
Energy	2.3%
Materials	2.9%
Consumer Staples	6.4%
Real Estate	6.6%
Health Care	9.6%
Consumer Discretionary	9.9%
Technology	10.0%
Financials	20.3%
Industrials	28.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.

Crawford Small Cap Dividend Fund - Class I (CDOFX)

Semi-Annual Shareholder Report - June 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.crawfordinvestment.com/mutual-funds), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063024-CDOFX

Item 2. Code of Ethics.

Not Applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not Applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not Applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not Applicable – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Financial Statements June 30, 2024

CDGIX	Crawford Large Cap Dividend Fund Class I

CDGCX	Crawford Large Cap Dividend Fund Class C

CDOFX	Crawford Small Cap Dividend Fund Class I

CMALX	Crawford Multi-Asset Income Fund

For a prospectus and more information, including charges and expenses call (800) 431-1716. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.	Fund Investment Adviser: Crawford Investment Counsel, Inc. 600 Galleria Parkway SE, Suite 1650 Atlanta, GA 30339 www.CrawfordInvestmentFunds.com
Distributed by
Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

Crawford Large Cap Dividend Fund

Schedule of Investments

June 30, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 95.99%

Communications — 4.51%
Comcast Corp., Class A	34,000	$1,331,440
Omnicom Group, Inc.	14,850	1,332,045
		2,663,485
Consumer Discretionary — 6.18%
Genuine Parts Co.	7,940	1,098,261
Home Depot, Inc. (The)	5,210	1,793,490
NIKE, Inc., Class B	10,000	753,700
		3,645,451
Consumer Staples — 10.12%
Coca-Cola Co. (The)	28,000	1,782,200
Mondelez International, Inc., Class A	15,850	1,037,224
Philip Morris International, Inc.	18,250	1,849,273
Procter & Gamble Co. (The)	7,900	1,302,868
		5,971,565
Financials — 17.46%
American Express Co.	9,900	2,292,345
BlackRock, Inc.	1,700	1,338,444
Charles Schwab Corp. (The)	15,000	1,105,350
Intercontinental Exchange, Inc.	6,200	848,718
JPMorgan Chase & Co.	6,700	1,355,142
M&T Bank Corp.	5,000	756,800
Marsh & McLennan Companies, Inc.	6,150	1,295,928
Willis Towers Watson PLC	4,998	1,310,176
		10,302,903
Health Care — 18.98%
AbbVie, Inc.	11,500	1,972,480
AstraZeneca PLC - ADR	25,000	1,949,750
Cardinal Health, Inc.	3,000	294,960
Johnson & Johnson	11,140	1,628,222
Medtronic PLC	20,000	1,574,200
Merck & Co., Inc.	19,730	2,442,574
Quest Diagnostics, Inc.	7,000	958,160
Stryker Corp.	1,100	374,275
		11,194,621
Industrials — 14.04%
Honeywell International, Inc.	7,750	1,654,935
Johnson Controls International PLC	31,600	2,100,452
RTX Corp.	12,500	1,254,875
TE Connectivity Ltd.	10,000	1,504,300
United Parcel Service, Inc., Class B	12,930	1,769,471
		8,284,033
Real Estate — 1.39%
Alexandria Real Estate Equities, Inc.	7,000	818,790

See accompanying notes which are an integral part of these financial statements.

Crawford Large Cap Dividend Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 95.99% - (continued)

Technology — 20.45%
Accenture PLC, Class A	5,840	$1,771,913
Amdocs Ltd.	12,500	986,500
Microsoft Corp.	9,120	4,076,183
S&P Global, Inc.	3,300	1,471,800
SAP SE - ADR	4,000	806,840
Texas Instruments, Inc.	8,350	1,624,326
Visa, Inc., Class A	5,050	1,325,474
		12,063,036
Utilities — 2.86%
American Electric Power Company, Inc.	8,500	745,790
WEC Energy Group, Inc.	12,000	941,520
		1,687,310
Total Common Stocks (Cost $29,709,036)		56,631,194

MONEY MARKET FUNDS - 3.99%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 5.17%(a)	2,352,693	2,352,693
Total Money Market Funds (Cost $2,352,693)		2,352,693

Total Investments — 99.98% (Cost $32,061,729)		58,983,887
Other Assets in Excess of Liabilities — 0.02%		12,425
NET ASSETS — 100.00%		$58,996,312

(a)	Rate disclosed is the seven day effective yield as of June 30, 2024.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

Crawford Small Cap Dividend Fund

Schedule of Investments

June 30, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.97%

Consumer Discretionary — 9.92%
Academy Sports & Outdoors, Inc.	101,610	$5,410,733
Carter’s, Inc.	55,074	3,412,936
Columbia Sportswear Co.	49,300	3,898,644
HNI Corp.	87,544	3,941,231
Lakeland Industries, Inc.	96,164	2,206,002
Monro, Inc.	89,348	2,131,843
Rocky Brands, Inc.	106,454	3,934,539
Shoe Carnival, Inc.	102,073	3,765,473
		28,701,401
Consumer Staples — 6.36%
Flowers Foods, Inc.	124,551	2,765,032
Inter Parfums, Inc.	26,242	3,044,859
J&J Snack Foods Corp.	29,290	4,755,817
MGP Ingredients, Inc.	27,234	2,026,210
Turning Point Brands, Inc.	90,828	2,914,671
Utz Brands, Inc.	173,201	2,882,065
		18,388,654
Energy — 2.32%
DT Midstream, Inc.	94,305	6,698,484

Financials — 20.33%
Artisan Partners Asset Management, Inc., Class A	72,808	3,004,786
BancFirst Corp.	40,621	3,562,462
First Hawaiian, Inc.	128,537	2,668,428
Hamilton Lane, Inc., Class A	42,200	5,215,076
Hanover Insurance Group, Inc.	47,459	5,953,257
Houlihan Lokey, Inc.	33,109	4,465,079
LAZARD INC	102,909	3,929,066
Old Republic International Corp.	189,308	5,849,617
SouthState Corp.	46,362	3,542,984
Stock Yards Bancorp, Inc.	81,960	4,070,953
Trico Bancshares	124,350	4,920,529
Walker & Dunlop, Inc.	44,162	4,336,708
Webster Financial Corp.	72,386	3,155,306
WSFS Financial Corp.	87,949	4,133,603
		58,807,854
Health Care — 9.54%
Atrion Corp.	12,456	5,635,468
CONMED Corp.	73,066	5,064,935
LeMaitre Vascular, Inc.	79,702	6,557,881
Perrigo Co. PLC	196,139	5,036,850
U.S. Physical Therapy, Inc.	57,413	5,306,109
		27,601,243
Industrials — 28.54%
AZZ, Inc.	75,401	5,824,727

See accompanying notes which are an integral part of these financial statements.

Crawford Small Cap Dividend Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.97% - (continued)

Industrials — 28.54% - (continued)
Belden, Inc.	64,294	$6,030,777
Cactus, Inc., Class A	64,446	3,398,882
Cadre Holdings, Inc.	14,844	498,165
ESCO Technologies, Inc.	56,171	5,900,201
Franklin Electric Co., Inc.	56,218	5,414,918
H&R Block, Inc.	58,921	3,195,286
Hackett Group, Inc. (The)	258,187	5,607,821
Hillenbrand, Inc.	73,992	2,961,160
Information Services Group, Inc.	534,637	1,571,833
Landstar System, Inc.	16,718	3,084,137
Littelfuse, Inc.	19,802	5,061,193
Moog, Inc., Class A	35,545	5,946,679
MSC Industrial Direct Co., Inc., Class A	50,457	4,001,745
Mueller Water Products, Inc.	335,964	6,020,474
Standex International, Inc.	34,212	5,513,264
Tennant Co.	27,391	2,696,370
Valmont Industries, Inc.	22,798	6,256,911
Woodward, Inc.	20,690	3,607,922
		82,592,465
Materials — 2.93%
HB Fuller Co.	72,606	5,587,758
WD-40 Co.	13,150	2,888,266
		8,476,024
Real Estate — 6.59%
Independence Realty Trust, Inc.	335,343	6,284,328
National Storage Affiliates Trust	149,063	6,144,377
STAG Industrial, Inc.	96,778	3,489,815
Terreno Realty Corp.	53,000	3,136,540
		19,055,060
Technology — 10.02%
American Software, Inc., Class A	524,031	4,784,403
CTS Corp.	83,341	4,219,555
Pegasystems, Inc.	37,014	2,240,457
Power Integrations, Inc.	74,697	5,242,982
Sapiens International Corp. NV	181,840	6,169,831
Simulations Plus, Inc.	129,998	6,320,504
		28,977,732
Utilities — 1.42%
Black Hills Corp.	75,352	4,097,642

Total Common Stocks (Cost $226,588,946)		283,396,559

See accompanying notes which are an integral part of these financial statements.

Crawford Small Cap Dividend Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

	Shares	Fair Value
MONEY MARKET FUNDS - 2.01%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 5.17%(a)	5,816,423	$5,816,423
Total Money Market Funds (Cost $5,816,423)		5,816,423

Total Investments — 99.98% (Cost $232,405,369)		289,212,982
Other Assets in Excess of Liabilities — 0.02%		51,752
NET ASSETS — 100.00%		$289,264,734

(a)	Rate disclosed is the seven day effective yield as of June 30, 2024.

See accompanying notes which are an integral part of these financial statements.

Crawford Multi-Asset Income Fund

Schedule of Investments

June 30, 2024 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 51.59%

Communications — 3.33%
BCE, Inc.	47,540	$1,538,870
Verizon Communications, Inc.	60,750	2,505,330
		4,044,200
Consumer Staples — 4.49%
Kraft Heinz Co. (The)	61,630	1,985,719
Philip Morris International, Inc.	34,250	3,470,552
		5,456,271
Energy — 14.19%
Chevron Corp.	7,490	1,171,586
DT Midstream, Inc.	33,460	2,376,664
Kinder Morgan, Inc.	232,080	4,611,430
ONEOK, Inc.	58,990	4,810,634
Williams Companies, Inc. (The)	100,370	4,265,725
		17,236,039
Financials — 3.04%
Huntington Bancshares, Inc.	183,130	2,413,654
Prudential Financial, Inc.	10,960	1,284,402
		3,698,056
Health Care — 4.88%
AbbVie, Inc.	17,100	2,932,991
Perrigo Co. PLC	44,020	1,130,434
Pfizer, Inc.	66,910	1,872,142
		5,935,567
Industrials — 2.21%
United Parcel Service, Inc., Class B	19,650	2,689,103

Real Estate — 10.65%
Crown Castle International Corp.	20,580	2,010,666
CubeSmart	51,060	2,306,380
Four Corners Property Trust, Inc.	117,090	2,888,611
Healthpeak Properties, Inc.	139,093	2,726,223
WP Carey, Inc.	54,585	3,004,904
		12,936,784
Technology — 1.75%
American Software, Inc., Class A	55,760	509,089
International Business Machines Corp.	9,360	1,618,812
		2,127,901
Utilities — 7.05%
American Electric Power Company, Inc.	28,170	2,471,636
Duke Energy Corp.	36,310	3,639,351
Southern Company (The)	31,695	2,458,581
		8,569,568
Total Common Stocks (Cost $55,263,743)		62,693,489

See accompanying notes which are an integral part of these financial statements.

Crawford Multi-Asset Income Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

	Shares	Fair Value
PREFERRED STOCKS — 32.81%

Financials — 20.94%
AGNC Investment Corp., Series G, 7.75%	75,158	$1,806,798
Ally Financial, Inc., Series B, 4.70%	3,089,000	2,727,752
American Express Co., Series D, 3.55%	3,250,000	3,036,367
Annaly Capital Management, Inc., Series F, 6.95%	71,610	1,825,339
Bank of America Corp., Series KK, 5.38%	9,830	228,154
Charles Schwab Corp. (The), Series I, 4.00%	5,462,000	5,115,869
Invesco Mortgage Capital, Inc., Series C, 7.50%	118,500	2,623,590
M&T Bank Corp., Series J, 7.50%	48,900	1,262,109
Two Harbors Investment Corp., Series B, 7.63%	145,540	3,246,997
Wells Fargo & Co., Series L, 7.50%	3,000	3,566,910
		25,439,885
Real Estate — 6.48%
Armada Hoffler Properties, Inc., Series A, 6.75%	51,070	1,092,898
Digital Realty Trust, Inc., Series L, 5.20%	134,350	2,888,524
UMH Properties, Inc., Series D, 6.38%	101,650	2,336,934
Vornado Realty Trust, Series M, 5.25%	104,150	1,557,043
		7,875,399
Utilities — 5.39%
Sempra Energy, 5.75%	8,690	202,912
Southern Co. (The), Series A, 4.95%	126,080	2,782,585
Spire, Inc., Series A, 5.90%	147,950	3,564,116
		6,549,613
Total Preferred Stocks (Cost $42,587,612)		39,864,897

	Principal Amount
CORPORATE BONDS — 12.01%

Energy — 2.15%
TransCanada Trust, 5.63%, 5/20/2075	$2,650,000	2,613,006

Real Estate — 2.80%
Crown Castle, Inc., 5.00%, 1/11/2028	3,445,000	3,406,199

Technology — 4.26%
Analog Devices, Inc., 5.59%, 10/1/2024	1,694,000	1,694,267
Fidelity National Information Services, Inc., 4.50%, 7/15/2025	3,520,000	3,482,036
		5,176,303
Utilities — 2.80%
WEC Energy Group, Inc., 4.75%, 1/9/2026	3,440,000	3,404,658

Total Corporate Bonds (Cost $14,539,684)		14,600,166

	Shares
MONEY MARKET FUNDS - 3.32%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 5.17%(a)	4,031,757	4,031,757
Total Money Market Funds (Cost $4,031,757)		4,031,757

See accompanying notes which are an integral part of these financial statements.

Crawford Multi-Asset Income Fund

Schedule of Investments (continued)

June 30, 2024 (Unaudited)

Total Investments — 99.73% (Cost $116,422,796)	$121,190,309
Other Assets in Excess of Liabilities — 0.27%	328,005
NET ASSETS — 100.00%	$121,518,314

(a)	Rate disclosed is the seven day effective yield as of June 30, 2024.

See accompanying notes which are an integral part of these financial statements.

Crawford Funds

Statements of Assets and Liabilities

June 30, 2024 (Unaudited)

	Crawford Large Cap Dividend Fund	Crawford Small Cap Dividend Fund	Crawford Multi-Asset Income Fund
Assets
Investments in securities at value (cost $32,061,729, $232,405,369 and $116,422,796)	$58,983,887	$289,212,982	$121,190,309
Receivable for fund shares sold	2,700	14,386	—
Receivable for investments sold	—	822,674	—
Dividends and interest receivable	135,538	399,535	583,236
Tax reclaims receivable	1,085	—	—
Prepaid expenses	25,532	19,952	9,365
Total Assets	59,148,742	290,469,529	121,782,910
Liabilities
Payable for fund shares redeemed	34,825	111,758	84,027
Payable for distributions to shareholders	59,755	137,737	78,190
Payable for investments purchased	—	706,094	—
Payable to Adviser	24,285	195,848	74,435
12b-1 fees accrued - Class C	7,731	—	—
Payable to affiliates	9,711	25,805	13,209
Payable to trustees	4,392	4,392	4,392
Other accrued expenses	11,731	23,161	10,343
Total Liabilities	152,430	1,204,795	264,596
Net Assets	$58,996,312	$289,264,734	$121,518,314
Net Assets consist of:
Paid-in capital	$29,983,816	$226,162,697	$118,325,831
Accumulated earnings	29,012,496	63,102,037	3,192,483
Net Assets	$58,996,312	$289,264,734	$121,518,314
Class I
Net Assets	$56,490,584	$289,264,734
Shares outstanding (unlimited number of shares authorized, no par value)	4,007,043	6,322,875
Net asset value and offering price per share	$14.10	$45.75
Class C
Net Assets	$2,505,728
Shares outstanding (unlimited number of shares authorized, no par value)	179,446
Net asset value and offering price per share	$13.96

Net Assets			$121,518,314
Shares outstanding (unlimited number of shares authorized, no par value)			4,852,936
Net asset value and offering price per share			$25.04

See accompanying notes which are an integral part of these financial statements.

Crawford Funds

Statements of Operations

For the Six Months Ended June 30, 2024 (Unaudited)

	Crawford Large Cap Dividend Fund	Crawford Small Cap Dividend Fund	Crawford Multi-Asset Income Fund
Investment Income
Dividend income	$724,204	$3,259,464	$2,630,693
Interest income	—	—	629,681
Foreign dividend taxes withheld	(2,033)	(13,703)	(10,058)
Total investment income	722,171	3,245,761	3,250,316
Expenses
Adviser	145,990	1,415,050	590,294
Fund accounting	24,435	32,566	24,022
Administration	19,108	81,242	34,197
Registration	17,809	16,325	7,677
Transfer agent	15,970	18,154	10,742
12b-1 fees - Class C	12,637	—	—
Legal	10,493	10,494	10,494
Audit and tax preparation	9,880	9,804	10,342
Trustee	9,757	9,758	9,758
Compliance services	5,967	5,967	5,967
Custodian	3,726	16,212	7,341
Insurance	1,451	2,540	1,739
Report printing	1,282	7,587	1,837
Pricing	427	704	1,333
Miscellaneous	13,246	15,530	15,156
Total expenses	292,178	1,641,933	730,899
Fees contractually waived by Adviser	—	(226,778)	(146,462)
Net operating expenses	292,178	1,415,155	584,437
Net investment income	429,993	1,830,606	2,665,879
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities transactions	1,784,853	5,787,654	(55,562)
Net change in unrealized appreciation (depreciation) of investment securities and translation of assets and liabilities in foreign currency	997,550	(2,134,669)	1,508,513
Net realized and change in unrealized gain on investments and foreign currency	2,782,403	3,652,985	1,452,951
Net increase in net assets resulting from operations	$3,212,396	$5,483,591	$4,118,830

See accompanying notes which are an integral part of these financial statements.

Crawford Funds

Statements of Changes in Net Assets

	Crawford Large Cap Dividend Fund
	For the Six Months Ended June 30, 2024	For the Year Ended December 31, 2023
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$429,993	$898,271
Net realized gain on investment securities transactions	1,784,853	1,876,688
Net change in unrealized appreciation of investment securities and translation of assets and liabilities in foreign currency	997,550	1,085,987
Net increase in net assets resulting from operations	3,212,396	3,860,946

Distributions to Shareholders from Earnings
Class I	(389,225)	(2,411,248)
Class C	(5,394)	(86,524)
Total distributions	(394,619)	(2,497,772)

Capital Transactions - Class I
Proceeds from shares sold	2,302,162	3,217,994
Reinvestment of distributions	266,174	2,001,540
Amount paid for shares redeemed	(3,331,122)	(6,402,412)
Total Class I	(762,786)	(1,182,878)
Capital Transactions - Class C
Proceeds from shares sold	—	500
Reinvestment of distributions	5,362	85,796
Amount paid for shares redeemed	(102,921)	(222,932)
Total Class C	(97,559)	(136,636)
Net decrease in net assets resulting from capital transactions	(860,345)	(1,319,514)

Total Increase in Net Assets	1,957,432	43,660

Net Assets
Beginning of period	57,038,880	56,995,220
End of period	$58,996,312	$57,038,880

Share Transactions - Class I
Shares sold	164,465	243,897
Shares issued in reinvestment of distributions	18,648	149,999
Shares redeemed	(239,197)	(485,717)
Total Class I	(56,084)	(91,821)

Share Transactions - Class C
Shares sold	—	37
Shares issued in reinvestment of distributions	378	6,474
Shares redeemed	(7,384)	(17,054)
Total Class C	(7,006)	(10,543)

Net decrease in shares outstanding	(63,090)	(102,364)

See accompanying notes which are an integral part of these financial statements.

Crawford Funds

Statements of Changes in Net Assets (continued)

	Crawford Small Cap Dividend Fund
	For the Six Months Ended June 30, 2024	For the Year Ended December 31, 2023
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,830,606	$3,494,384
Net realized gain on investment securities transactions	5,787,654	1,583,308
Net change in unrealized appreciation (depreciation) of investment securities and translation of assets and liabilities in foreign currency	(2,134,669)	33,583,824
Net increase in net assets resulting from operations	5,483,591	38,661,516

Distributions to Shareholders from Earnings
Class I	(1,564,482)	(3,380,687)
Total distributions	(1,564,482)	(3,380,687)

Capital Transactions - Class I
Proceeds from shares sold	10,640,344	16,571,570
Reinvestment of distributions	1,295,985	2,799,736
Amount paid for shares redeemed	(17,021,435)	(46,430,603)
Total Class I	(5,085,106)	(27,059,297)
Net decrease in net assets resulting from capital transactions	(5,085,106)	(27,059,297)

Total Increase (Decrease) in Net Assets	(1,165,997)	8,221,532

Net Assets
Beginning of period	290,430,731	282,209,199
End of period	$289,264,734	$290,430,731

Share Transactions - Class I
Shares sold	238,772	396,893
Shares issued in reinvestment of distributions	28,055	65,674
Shares redeemed	(378,815)	(1,108,838)
Total Class I	(111,988)	(646,271)

Net decrease in shares outstanding	(111,988)	(646,271)

See accompanying notes which are an integral part of these financial statements.

Crawford Funds

Statements of Changes in Net Assets (continued)

	Crawford Multi-Asset Income Fund
	For the Six Months Ended June 30, 2024	For the Year Ended December 31, 2023
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$2,665,879	$5,901,738
Net realized loss on investment securities transactions	(55,562)	(1,774,610)
Net change in unrealized appreciation of investment securities and translation of assets and liabilities in foreign currency	1,508,513	2,959,882
Net increase in net assets resulting from operations	4,118,830	7,087,010

Distributions to Shareholders from
Earnings	(2,441,317)	(5,564,463)
Total distributions	(2,441,317)	(5,564,463)

Capital Transactions
Proceeds from shares sold	7,861,696	5,147,659
Reinvestment of distributions	2,032,480	4,549,749
Amount paid for shares redeemed	(2,551,594)	(27,994,820)
Net increase (decrease) in net assets resulting from capital transactions	7,342,583	(18,297,412)

Total Increase (Decrease) in Net Assets	9,020,096	(16,774,865)

Net Assets
Beginning of period	112,498,218	129,273,083
End of period	$121,518,314	$112,498,218

Share Transactions
Shares sold	317,582	213,614
Shares issued in reinvestment of distributions	81,798	189,076
Shares redeemed	(102,488)	(1,158,654)

Net increase (decrease) in shares outstanding	296,892	(755,964)

See accompanying notes which are an integral part of these financial statements.

Crawford Large Cap Dividend Fund – Class I

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended June 30,		For the Years Ended December 31,
	2024		2023	2022	2021	2020	2019
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$13.43		$13.10	$14.62	$12.44	$12.44	$9.83

Investment operations:
Net investment income	0.11		0.22	0.20	0.18	0.21	0.19
Net realized and unrealized gain (loss)	0.66		0.71	(1.30)	2.53	0.65	2.61
Total from investment operations	0.77		0.93	(1.10)	2.71	0.86	2.80

Less distributions to shareholders from:
Net investment income	(0.10)		(0.22)	(0.20)	(0.18)	(0.21)	(0.19)
Net realized gains	—		(0.38)	(0.22)	(0.35)	(0.65)	—
Total distributions	(0.10)		(0.60)	(0.42)	(0.53)	(0.86)	(0.19)

Net asset value, end of period	$14.10		$13.43	$13.10	$14.62	$12.44	$12.44

Total Return(a)	5.71	%(b)	7.22%	(7.43)%	21.91%	7.32%	28.61%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$56,491		$54,559	$54,437	$59,095	$50,751	$47,713
Ratio of net expenses to average net assets	0.96	%(c)	0.95%	0.92%	0.93%	0.98%	0.98%
Ratio of expenses to average net assets before waiver or recoupment	0.96	%(c)	0.95%	0.92%	0.89%	0.95%	0.98%
Ratio of net investment income to average net assets	1.52	%(c)	1.65%	1.54%	1.28%	1.84%	1.64%
Portfolio turnover rate	9	%(b)	19%	11%	7%	43%	7%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Crawford Large Cap Dividend Fund – Class C

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended June 30,		For the Years Ended December 31,
	2024		2023	2022	2021	2020	2019
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$13.30		$12.99	$14.49	$12.33	$12.33	$9.76

Investment operations:
Net investment income	0.04		0.08	0.07	0.04	0.10	0.07
Net realized and unrealized gain (loss)	0.65		0.70	(1.28)	2.51	0.64	2.57
Total from investment operations	0.69		0.78	(1.21)	2.55	0.74	2.64

Less distributions to shareholders from:
Net investment income	(0.03)		(0.09)	(0.07)	(0.04)	(0.09)	(0.07)
Net realized gains	—		(0.38)	(0.22)	(0.35)	(0.65)	—
Total distributions	(0.03)		(0.47)	(0.29)	(0.39)	(0.74)	(0.07)

Net asset value, end of period	$13.96		$13.30	$12.99	$14.49	$12.33	$12.33

Total Return(a)	5.18	%(b)	6.07%	(8.33)%	20.73%	6.26%	27.16%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$2,506		$2,480	$2,558	$3,171	$3,050	$4,168
Ratio of net expenses to average net assets	1.96	%(c)	1.95%	1.92%	1.96%	1.98%	1.98%
Ratio of expenses to average net assets before waiver or recoupment	1.96	%(c)	1.95%	1.92%	1.89%	1.95%	1.98%
Ratio of net investment income to average net assets	0.52	%(c)	0.65%	0.53%	0.26%	0.84%	0.64%
Portfolio turnover rate	9	%(b)	19%	11%	7%	43%	7%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Crawford Small Cap Dividend Fund – Class I

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended June 30,		For the Years Ended December 31,
	2024		2023	2022	2021	2020	2019
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$45.13		$39.85	$48.33	$42.48	$41.98	$36.39

Investment operations:
Net investment income	0.29		0.54	0.50	0.52	0.52	0.55
Net realized and unrealized gain (loss)	0.58		5.26	(7.31)	8.83	0.83	7.20
Total from investment operations	0.87		5.80	(6.81)	9.35	1.35	7.75

Less distributions to shareholders from:
Net investment income	(0.25)		(0.52)	(0.51)	(0.53)	(0.48)	(0.58)
Net realized gains	—		—	(1.16)	(2.97)	(0.37)	(1.58)
Total distributions	(0.25)		(0.52)	(1.67)	(3.50)	(0.85)	(2.16)

Net asset value, end of period	$45.75		$45.13	$39.85	$48.33	$42.48	$41.98

Total Return(a)	1.91	%(b)	14.62%	(14.12)%	22.06%	3.50%	21.38%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$289,265		$290,431	$282,209	$345,463	$269,227	$249,865
Ratio of net expenses to average net assets	0.99	%(c)	0.99%	0.99%	0.99%	0.99%	1.03%
Ratio of expenses to average net assets before waiver or recoupment	1.15	%(c)	1.15%	1.14%	1.12%	1.17%	1.18%
Ratio of net investment income to average net assets	1.28	%(c)	1.26%	1.15%	1.07%	1.44%	1.36%
Portfolio turnover rate	10	%(b)	24%	20%	27%	32%	28%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Crawford Multi-Asset Income Fund

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended June 30,		For the Years Ended December 31,
	2024		2023	2022	2021	2020	2019
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$24.69		$24.34	$25.80	$23.01	$25.74	$22.54

Investment operations:
Net investment income	0.56		1.22	0.83	0.74	0.79	0.94
Net realized and unrealized gain (loss)	0.30		0.28	(1.09)	2.88	(2.68)	3.56
Total from investment operations	0.86		1.50	(0.26)	3.62	(1.89)	4.50

Less distributions to shareholders from:
Net investment income	(0.51)		(1.15)	(0.87)	(0.83)	(0.82)	(1.00)
Net realized gains	—		—	(0.30)	—	—	(0.29)
Return of capital	—		—	(0.03)	—	(0.02)	(0.01)
Total distributions	(0.51)		(1.15)	(1.20)	(0.83)	(0.84)	(1.30)

Net asset value, end of period	$25.04		$24.69	$24.34	$25.80	$23.01	$25.74

Total Return(a)	3.51	%(b)	6.40%	(1.00)%	15.90%	(7.00)%	20.25%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$121,518		$112,498	$129,273	$138,692	$106,056	$93,326
Ratio of net expenses to average net assets	0.99	%(c)	0.99%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets before waiver or recoupment	1.24	%(c)	1.23%	1.20%	1.20%	1.26%	1.32%
Ratio of net investment income to average net assets	4.52	%(c)	5.04%	3.37%	2.94%	3.67%	3.89%
Portfolio turnover rate	10	%(b)	35%	36%	12%	33%	20%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Crawford Funds

Notes to the Financial Statements

June 30, 2024 (Unaudited)

NOTE 1. ORGANIZATION

Crawford Large Cap Dividend Fund (the “Large Cap Dividend Fund”), Crawford Small Cap Dividend Fund (the “Small Cap Dividend Fund”) and Crawford Multi-Asset Income Fund (the “Multi-Asset Income Fund”) (each a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Unified Series Trust (the “Trust”). The Large Cap Dividend Fund, Small Cap Dividend Fund, and Multi-Asset Income Fund were organized on December 7, 2003, June 21, 2012, and August 7, 2017, respectively. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Board. The investment adviser to the Funds is Crawford Investment Counsel, Inc. (the “Adviser”). The investment objective of the Large Cap Dividend Fund is total return. The investment objective of the Small Cap Dividend Fund is to provide attractive long-term total return with below market risk as measured by standard deviation in comparison with the Russell 2000® Index. The investment objective of the Multi-Asset Income Fund is to provide current income.

The Large Cap Dividend Fund currently offers two classes of shares: Class I and Class C. Large Cap Dividend Fund Class I shares were first offered to the public on January 5, 2004, and Large Cap Dividend Fund Class C shares were first offered to the public on January 27, 2004. Small Cap Dividend Fund Class I shares were first offered to the public on September 26, 2012. Shares of the Multi-Asset Income Fund were first offered to the public on September 12, 2017. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable Fund and is entitled to such dividends and distributions out of income belonging to the Funds as are declared by the Board.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2024 (Unaudited)

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statements of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The net change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statements of Operations.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2024 (Unaudited)

As of and during the six months ended June 30, 2024, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal period ended June 30, 2024, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Large Cap Dividend Fund and the Small Cap Dividend Fund each typically distribute substantially all of their net investment income quarterly and net realized capital gains, if any, at least annually. The Multi-Asset Income Fund typically distributes net investment income monthly and any realized net capital gains, if any, annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2024 (Unaudited)

for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values (“NAV”) per share of the Funds.

Contingent Deferred Sales Charges – With respect to the Class C shares of the Large Cap Dividend Fund there is no initial sales charge on purchases. However, a contingent deferred sales charge (“CDSC”) of 1.00%, based on the lower of the shares’ cost or current NAV, will be imposed on such purchases if the shares are redeemed within 12 months of purchase. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. In determining whether a CDSC is payable, the Large Cap Dividend Fund will first redeem Class C shares not subject to any charge.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2024 (Unaudited)

and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally prices at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2024 (Unaudited)

pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser, as Valuation Designee, decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Valuation Designee, in conformity with guidelines adopted by and subject to review of the Board through its Pricing & Liquidity Committee. These securities will generally be categorized as Level 3 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that a Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2024 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2024:

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Large Cap Dividend Fund
Common Stocks(a)	$56,631,194	$—	$—	$56,631,194
Money Market Funds	2,352,693	—	—	2,352,693
Total	$58,983,887	$—	$—	$58,983,887

Small Cap Dividend Fund
Common Stocks(a)	$283,396,559	$—	$—	$283,396,559
Money Market Funds	5,816,423	—	—	5,816,423
Total	$289,212,982	$—	$—	$289,212,982

Multi-Asset Income Fund
Common Stocks(a)	$62,693,489	$—	$—	$62,693,489
Preferred Stocks(a)	28,984,909	10,879,988	—	39,864,897
Corporate Bonds(a)	—	14,600,166	—	14,600,166
Money Market Funds	4,031,757	—	—	4,031,757
Total	$95,710,155	$25,480,154	$—	$121,190,309

(a)	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2024 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to each Fund (each an “Agreement”), manages the Funds’ investments. As compensation for its management services, each Fund pays the Adviser a management fee based on each Fund’s average daily net assets as follows:

	Large Cap Dividend Fund	Small Cap Dividend Fund	Multi-Asset Income Fund
Management fee rate	0.50%	0.99%	1.00%
Management fees earned	$145,990	$1,415,050	$590,294
Fees waived	$—	$(226,778)	$(146,462)

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Funds’ business, do not exceed 0.98% of the Large Cap Dividend Fund’s average daily net assets, 0.99% of the Small Cap Dividend Fund’s average daily net assets and 0.99% of the Multi-Asset Income Fund’s average daily net assets. Prior to April 30, 2023, the expense cap for the Multi-Asset Income Fund was 1.00%. The contractual arrangements for the Funds are in place through April 30, 2025 and may not be terminated prior to this date except by the Board of Trustees upon sixty (60) days’ written notice to the Adviser.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the applicable Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions are as follows:

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2024 (Unaudited)

Recoverable Through	Large Cap Dividend Fund	Small Cap Dividend Fund	Multi-Asset Income Fund
December 31, 2024	$—	$214,905	$129,754
December 31, 2025	—	451,157	270,163
December 31, 2026	—	441,130	275,878
June 30, 2027	—	226,778	146,462

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Funds for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees”, which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Independent Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Independent Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings. Beginning in May 2024, the Interested Trustee began receiving the same compensation as the Independent Trustees.

The Trust, with respect to the Large Cap Dividend Fund’s Class C shares has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Large Cap Dividend Fund pays a fee to the Distributor, the Adviser or other

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2024 (Unaudited)

financial institutions of 1.00% of the Class C’s average daily net assets (0.75% to help defray the cost of distributing Class C shares and 0.25% for servicing the Class C shareholders) attributable to the Large Cap Dividend Fund in connection with the promotion and distribution of the Large Cap Dividend Fund’s Class C shares or the provision of personal services to Class C shareholders. These services include, but are not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Large Cap Dividend Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. Pursuant to the Plan, the Board reviews, at least quarterly, a written report of the distribution expenses incurred on behalf of the Funds under the Plan. For the six months ended June 30, 2024, the Large Cap Dividend Fund Class C shares incurred 12b-1 Expenses of $12,637. The Large Cap Dividend Fund owed $7,731 for Class C 12b-1 Expenses as of June 30, 2024.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2024, purchases and sales of investment securities, other than short-term investments, were as follows:

	Purchases	Sales
Large Cap Dividend Fund	$5,194,846	$7,879,305
Small Cap Dividend Fund	29,590,081	35,475,338
Multi-Asset Income Fund	17,527,788	11,501,616

There were no purchases or sales of long-term U.S. government obligations during the six months ended June 30, 2024.

NOTE 6. FEDERAL TAX INFORMATION

At June 30, 2024, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	Large Cap Dividend Fund	Small Cap Dividend Fund	Multi-Asset Income Fund
Gross unrealized appreciation	$27,205,179	$68,179,982	$12,086,074
Gross unrealized depreciation	(306,745)	(11,729,767)	(7,359,184)
Net unrealized appreciation (depreciation) on investments	$26,898,434	$56,450,215	$4,726,890

Tax cost of investments	$32,085,453	$232,762,767	$116,463,419

The tax character of distributions paid for the fiscal year ended December 31, 2023, the Funds’ most recent fiscal year end, were as follows:

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2024 (Unaudited)

	Large Cap Dividend Fund	Small Cap Dividend Fund	Multi-Asset Income Fund
Distributions paid from:
Ordinary income(a)	$914,490	$3,300,030	$5,564,463
Long-term capital gains	1,583,282	80,657	—
Tax return of capital	—	—	—
Total distributions paid	$2,497,772	$3,380,687	$5,564,463

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At December 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Large Cap Dividend Fund	Small Cap Dividend Fund	Multi-Asset Income Fund
Undistributed ordinary income	$—	$—	$—
Undistributed long-term capital gains	293,835	598,044	—
Accumulated capital and other losses	—	—	(1,703,516)
Unrealized appreciation on investments	25,900,884	58,584,884	3,218,486
Total accumulated earnings	$26,194,719	$59,182,928	$1,514,970

The difference between book-basis and tax-basis of unrealized appreciation (depreciation) is primarily attributable to tax deferral of losses on wash sales, differences related to partnership investments and the return of capital adjustments from underlying investments.

As of December 31, 2023, the Multi-Asset Income Fund had long-term capital loss carryforwards of $1,703,516. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of June 30, 2024, the Small Cap Dividend Fund had 28.54% of the value of its net assets invested in stocks within the Industrials sector.

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2024 (Unaudited)

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (800) 431-1716 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Daniel J. Condon, Chair David R. Carson Kenneth G.Y. Grant Freddie Jacobs, Jr. Catharine B. McGauley Ronald C. Tritschler	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 151 North Franklin Street, Suite 575 Chicago, IL 60606

OFFICERS Martin R. Dean, President Gweneth K. Gosselink, Chief Compliance Officer Zachary P. Richmond, Treasurer and Chief Financial Officer	LEGAL COUNSEL Thompson Hine LLP 312 Walnut Street, 20th Floor Cincinnati, OH 45202

INVESTMENT ADVISER Crawford Investment Counsel, Inc. 600 Galleria Parkway SE Suite 1650 Atlanta, GA 30339	CUSTODIAN Huntington National Bank 41 South High Street Columbus, OH 43215

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fees and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable – disclosed with annual report.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act are attached hereto.

(b)	Certifications required by Rule 30a-2(b) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ Martin R. Dean
Martin R. Dean, Principal Executive Officer

Date	9/3/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Martin R. Dean
Martin R. Dean, Principal Executive Officer

Date	9/3/2024

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Principal Financial Officer

Date	9/3/2024